PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	12,419	6,200	999
Prepaid marketing and consulting fee in connection with the Cloud infrastructure	7,500	22,500	3,626
Income tax receivable	4,590	—	—
Staff field advances	2,570	5,472	882
Other deposit and receivables	23,470	21,202	3,418

	50,549	55,374	8,925

(i)

Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.